Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

Prior to 2018, the Partnership reported its financial results on the basis of two business segments: a liquefied gas segment and a conventional tanker segment. During 2018, the Partnership’s Teekay Multi-Gas Pool commenced operations. As part of this initiative, the Partnership completed an internal reorganization and revised its reportable segments, as such changes resulted in management viewing the gas fleet and its components differently. As a result, the Partnership’s LPG and multi-gas carriers are reported in a separate segment apart from its LNG carriers. All segment information for comparative periods has been retroactively adjusted to conform with the change in segment presentation adopted in 2018.

The Partnership has three reportable segments, its LNG segment, LPG segment and its conventional tanker segment. The Partnership’s LNG segment consists of LNG carriers which generally operate under long-term, fixed-rate charters to international energy companies. The Partnership's LPG segment consists of LPG and multi-gas carriers which generally operate under voyage charters or time-charters. As at December 31, 2018, the Partnership’s LNG segment consisted of 49 LNG carriers and LNG carrier newbuildings (including 25 LNG carriers and LNG carrier newbuildings included in joint ventures that are accounted for under the equity method). As at December 31, 2018, the Partnership's LPG segment consisted of 29 LPG/multi-gas carriers and LPG carrier newbuildings (including 22 LPG carriers included in a joint venture that is accounted for under the equity method). As at December 31, 2018, the Partnership’s conventional tanker segment consisted of one Suezmax-class crude oil tankers and one Handymax product tanker. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s customers who accounted for 10% or more of the Partnership's consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Royal Dutch Shell Plc. (i) (ii)	$115.4 or 23%	$53.8 or 12%	$48.2 or 12%
Ras Laffan Liquefied Natural Gas Company Ltd. (i)	$70.6 or 14%	$70.3 or 16%	$70.3 or 18%
Cheniere Marketing International (i)	$60.1 or 12%	$60.2 or 14%	Less than 10%
The Tangguh Production Sharing Contractors (i)	Less than 10%	$49.7 or 11%	$44.4 or 11%

(i)	LNG segment.

(ii)	Includes its subsidiaries Shell Spain LNG S.A.U. and Shell Tankers (Singapore) Private Ltd.

The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	454,517	23,922	32,323	510,762
Voyage expenses	(2,750)	(15,907)	(9,580)	(28,237)
Vessel operating expenses	(82,952)	(20,932)	(13,774)	(117,658)
Time-charter hire expense	(7,670)	—	—	(7,670)
Depreciation and amortization	(111,360)	(7,748)	(5,270)	(124,378)
General and administrative expenses(i)	(23,270)	(2,932)	(2,310)	(28,512)
Write-down of goodwill and vessels	—	(33,790)	(20,863)	(54,653)
Restructuring charges	—	—	(1,845)	(1,845)
Income (loss) from vessel operations	226,515	(57,387)	(21,319)	147,809

Equity income (loss)	60,228	(6,682)	—	53,546
Investment in and advances to equity-accounted joint ventures	962,236	153,897	—	1,116,133
Total assets at December 31, 2018	4,861,977	326,111	39,450	5,227,538
Expenditures for vessels and equipment	(684,951)	(1,230)	(124)	(686,305)
Expenditures for dry docking	(7,505)	(5,059)	(15)	(12,579)

	Year Ended December 31, 2017
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	365,914	19,769	46,993	432,676
Voyage expenses	(1,802)	(1,218)	(5,182)	(8,202)
Vessel operating expenses	(80,245)	(3,083)	(18,211)	(101,539)
Depreciation and amortization	(86,592)	(8,433)	(10,520)	(105,545)
General and administrative expenses(i)	(13,223)	(2,411)	(2,507)	(18,141)
Write-down of vessels	—	—	(50,600)	(50,600)
Income (loss) from vessel operations	184,052	4,624	(40,027)	148,649

Equity income (loss)	17,652	(7,863)	—	9,789
Investment in and advances to equity-accounted joint ventures	933,970	160,626	—	1,094,596
Total assets at December 31, 2017	4,284,767	364,164	118,827	4,767,758
Expenditures for vessels and equipment	(701,116)	(13,412)	—	(714,529)
Expenditures for dry docking	(20,047)	(107)	(2,130)	(22,283)

	Year Ended December 31, 2016
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	314,591	21,939	59,914	396,444
Voyage expenses	(449)	—	(1,207)	(1,656)
Vessel operating expenses	(65,371)	(16)	(22,503)	(87,890)
Depreciation and amortization	(72,190)	(7,894)	(15,458)	(95,542)
General and administrative expenses(i)	(13,955)	(2,055)	(3,189)	(19,199)
Write-down and loss on sales of vessels	—	—	(38,976)	(38,976)
Income (loss) from vessel operations	162,626	11,974	(21,419)	153,181

Equity income	48,633	13,674	—	62,307
Expenditures for vessels and equipment	(344,924)	—	(63)	(344,987)
Expenditures for dry docking	(13,944)	—	—	(13,944)

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources (Note 12a)).

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31, 2018 $	December 31, 2017 $
Total assets of the liquefied natural gas segment	4,861,977	4,284,767
Total assets of the liquefied petroleum gas segment	326,111	364,164
Total assets of the conventional tanker segment	39,450	118,827
Unallocated:
Cash and cash equivalents	149,014	244,241
Advances to affiliates	8,229	7,300
Consolidated total assets	5,384,781	5,019,299